RESTRICTED CASH (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
RESTRICTED CASH [Abstract]
Deposit in connection with game license agreement	$ 36.9	$ 35.8